Tax matters - Net deferred tax assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax matters
Presented as deferred tax assets	$ 17,574	$ 16,600
Presented as deferred tax liabilities	(87)	(51)
Net	$ 17,487	$ 16,549	$ 18,040